Trade and other payables - (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other payables [abstract]
Summary of Trade and other payables

	31 December 2021 £m	31 December 2020 £m	30 June 2020 £m	30 June 2019 £m
Amounts falling due within one year
Trade payables	12.9	13.8	9.4	7.0
Accruals	28.1	19.8	23.7	24.8
Deferred income	6.6	6.1	7.2	6.9
Other taxes and social security	3.0	1.2	1.0	1.0
Other payables	3.6	2.5	2.5	2.1

	54.2	43.4	43.8	41.8